Operating Profit (Tables)	12 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Schedule of operating expenses

	2021 £’000	2020 £’000	2019 £’000
Operating profit is stated after charging/(crediting):
Depreciation of owned property, plant and equipment	5,086	4,795	3,969
Depreciation of assets held under finance leases	—	21	34
Depreciation of right-of-use assets	10,449	9,072	—
Impairment of non-current assets (tangibles and intangibles)	—	—	—
Impairment of right-of-use assets	1,697	—	—
Amortisation of intangible assets	7,912	4,837	3,897
Net gain on disposal of property, plant and equipment	(36)	(11)	(23)
Net gain on disposal of right-of-use asset	(56)	(23)	—
Net gain on disposal of subsidiary	—	(2,215)	—
Gain on derecognition of right-of-use assets sub-leased	—	(472)	—
Research and development expenditure credit	(2,642)	(1,600)	(1,278)
Government grants	(503)	(670)	(819)
Share-based compensation	24,427	15,663	12,022
Discretionary EBT bonus	—	27,874	—
Expected credit loss allowance on trade receivables	(30)	3,169	8
Expected credit loss allowance on accrued income	34	—	—
Initial public offering expenses	—	—	1,055
Sarbanes-Oxley compliance readiness expenses	—	—	1,440
Secondary offering expenses	—	—	1,009
Operating lease costs:
Land and buildings	788	1,053	9,941

Schedule of auditors' remuneration
The Group recognised the following fees from its auditors in respect of the audit of the financial statements and for other services provided to the Group:

	2021 £’000	2020 £’000	2019 £’000
Audit of the financial statements	£813	£840	£741
Subsidiary local statutory audits	87	103	95
SOX attestation fees	1,470	832	—
Total audit fees	2,370	1,775	836
Initial public offering expenses	—	—	—
Secondary offering expenses	—	—	150
Other SEC filings review expenses	—	—	36
Total audit related fees	—	—	186
Total auditor’s remuneration	£2,370	£1,775	£1,022